CAPITALIZED COMPUTER SOFTWARE COSTS (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Capitalized computer software costs
Capitalized computer software costs-net	¥ 962,224	¥ 929,028
Capitalized computer software costs
Capitalized computer software costs
Balance at beginning of year	1,590,143	1,319,791
Costs capitalized during year	333,561	409,702
Acquisition of TechLaw	3,063
Disposal		(140,010)
Foreign currency translation adjustments	1,339	660
Balance at end of year	1,928,106	1,590,143	¥ 1,319,791
Accumulated amortization, end of year	(965,882)	(661,115)
Capitalized computer software costs-net	962,224	929,028
Additional disclosures
Capitalized software costs for projects in progress	91,089	60,353
Amortization expenses	302,809	¥ 237,886	¥ 162,737
Estimated amortization of capitalized computer software costs
2016	306,626
2017	263,591
2018	178,590
2019	94,205
2020	¥ 26,228